Dreyfus Satellite Alpha Fund (Prospectus Summary) | Dreyfus Satellite Alpha Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 18 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Satellite Alpha Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Satellite Alpha Fund		Class A	Class C	Class I
Management fees		none	none	none
Distribution (12b-1) fees		none	0.75%	none
Underlying funds fees and expenses		1.06%	1.06%	1.06%
Other expenses (including shareholder services fees)		18.57%	18.73%	18.93%
Total annual fund and underlying funds operating expenses		19.63%	20.54%	19.99%
Fee waiver and/or expense reimbursement	[1]	(18.03%)	(18.19%)	(18.64%)
Total annual fund and underlying funds operating expenses (less fee waiver and/or expense reimbursement)		1.60%	2.35%	1.35%
[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35%. On or after March 1, 2013, The Dreyfus Corporation may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
The one-year example and the first year of the three-, five-, and ten-year examples are based on net operating expenses, which reflect the fee waiver/expense reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Satellite Alpha Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	728	4,015	6,411	9,929
Class C	338	3,825	6,384	10,015
Class I	137	3,683	6,246	9,959

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Satellite Alpha Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	728	4,015	6,411	9,929
Class C	238	3,825	6,384	10,015
Class I	137	3,683	6,246	9,959

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52.02% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation that provide exposure to alternative or non-
traditional (i.e., satellite) asset categories or investment strategies. The fund also may invest in unaffiliated funds, including exchange-traded funds (ETFs), which may or may not be registered under the Investment Company Act of 1940, as amended
(1940 Act), and certain other securities, generally when the desired economic exposure to a particular asset category or investment strategy is not available through a fund advised by The Dreyfus Corporation or its affiliates. The funds advised by The Dreyfus
Corporation or its affiliates and the unaffiliated funds, including the ETFs, in which the fund invests are referred to as underlying funds. The fund's portfolio managers seek to deliver "alpha" by investing in satellite asset categories and investment strategies which generally have a lower correlation with the broad U.S. stock and bond markets. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The Dreyfus Corporation seeks to diversify the fund's investments by including underlying funds that emphasize, but are not limited to, the following asset categories and/or investment strategies: global equity, global fixed-income, global real estate, commodities, inflation protection, international and emerging markets, and currencies.

The Dreyfus Investment Committee determines the underlying funds. The underlying funds and the fund's ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds                                              Ranges
Dreyfus Global Absolute Return Fund                          0% to 35%
Dreyfus Inflation Adjusted Securities Fund                   0% to 35%
Dreyfus International Bond Fund                              0% to 35%
Dreyfus Global Real Estate Securities Fund                   0% to 35%
Dreyfus Natural Resources Fund                               0% to 35%
Dreyfus Emerging Markets Debt Local Currency Fund            0% to 35%
Dreyfus/The Boston Company Emerging Markets Core Equity Fund 0% to 25%
Dreyfus Emerging Markets Fund 0% to 25%
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

o Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund's assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the overall performance of the stock and bond markets. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

o Conflicts of interest risk. The fund's investment adviser, The Dreyfus Corporation, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the
Dreyfus Investment Committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to The Dreyfus Corporation or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

o Alternative asset categories and investment strategies risk. Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund's performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially s ignificant fluctuations in the value of fund shares.

o Correlation risk. Although the fund seeks to deliver returns that are not typically representative of the broad market by allocating its assets among satellite asset categories or investment strategies, there can be no guarantee that the performance of the underlying funds or the fund will have a low correlation to that of traditional asset classes under all market conditions.

The fund is subject to the same principal risks as the underlying funds in which it invests, which are summarized below. For more information regarding these and other risks of the underlying funds, see the prospectus for the specific underlying fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q3, 2010: 9.40% Worst Quarter Q3, 2011: -8.05%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus Satellite Alpha Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	(8.35%)	6.08%	Jul. 15, 2009
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(8.72%)	5.62%	Jul. 15, 2009
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(4.94%)	5.08%	Jul. 15, 2009
Class C	Class C returns before taxes	(4.42%)	7.81%	Jul. 15, 2009
Class I	Class I returns before taxes	(2.52%)	8.89%	Jul. 15, 2009
MSCI® World Index	MSCI® World Index reflects no deduction for fees, expenses or taxes	(5.54%)	10.73%	Jul. 15, 2009

For comparative purposes, the value of the index on 6/30/09 is used as the beginning value on 7/15/09.